Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies (Summary of Restated Consolidated Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments:
Fixed maturity available-for-sale securities, at fair value (amortized cost: 2023 - $113,321; 2022 - $110,944; allowance for credit losses: 2023 - $37; 2022 - $21)	$ 99,465	$ 117,476
Trading securities	3,446	4,405
Equity securities	427	371
Mortgage loans on real estate, net of allowance for credit losses (portion at fair value: 2023 - $490; 2022 - $487)	18,211	17,893
Policy loans	2,345	2,349
Derivative investments	3,519	5,697
Other investments	3,577	3,445
Total investments	130,990	151,636
Cash and invested cash	2,499	2,331	$ 1,462	$ 1,879
Deferred acquisition costs, value of business acquired and deferred sales inducements	12,263	11,933
Reinsurance recoverables, net of allowance for credit losses	21,264	23,866
Market risk benefit assets	2,807	1,888
Accrued investment income	1,234	1,157
Goodwill	1,144	1,778
Other assets	19,926	25,234
Separate account assets	143,536	182,583
Total assets	335,663	402,406
Liabilities
Policyholder account balances	113,972	109,716
Future contract benefits	38,302	40,767
Market risk benefit liabilities	2,078	4,399
Deferred front-end loads	5,045	4,220
Payables for collateral on investments	6,638	8,936
Short-term debt	562	1,084
Long-term debt	2,269	2,334
Other liabilities	14,657	22,433
Separate account liabilities	143,536	182,583
Total liabilities	327,059	376,472
Stockholder’s Equity
Common stock - 10,000,000 shares authorized, issued and outstanding	12,903	11,950
Retained earnings	1,414	3,734
Accumulated other comprehensive income (loss)	(5,713)	10,250
Total stockholder’s equity	8,604	25,934	25,041
Total liabilities and stockholder’s equity	335,663	402,406
Fixed maturity available-for-sale (amortized cost)	110,944	104,491
Fixed maturity, ACL	21	19	13
Mortgage loans on real estate, fair value	$ 487	$ 739
Common stock - shares authorized (in shares)	10,000,000	10,000,000
As Previously Reported [Member]
Investments:
Fixed maturity available-for-sale securities, at fair value (amortized cost: 2023 - $113,321; 2022 - $110,944; allowance for credit losses: 2023 - $37; 2022 - $21)	$ 99,465	$ 117,511
Trading securities	3,446	4,427
Equity securities	427	314
Mortgage loans on real estate, net of allowance for credit losses (portion at fair value: 2023 - $490; 2022 - $487)	18,211	17,893
Policy loans	2,345	2,349
Derivative investments	3,662	5,437
Other investments	3,577	3,449
Total investments	131,133	151,380
Cash and invested cash	2,499	2,331	1,462
Deferred acquisition costs, value of business acquired and deferred sales inducements	13,873	6,230
Reinsurance recoverables, net of allowance for credit losses	23,910	22,755
Accrued investment income	1,234	1,157
Goodwill	1,144	1,778
Other assets	21,265	23,801
Separate account assets	143,536	182,583
Total assets	338,594	392,015
Liabilities
Policyholder account balances	113,972	109,707
Future contract benefits	41,203	40,074
Deferred front-end loads	5,695	399
Payables for collateral on investments	6,638	8,936
Short-term debt	562	1,084
Long-term debt	2,269	2,334
Other liabilities	16,921	24,518
Separate account liabilities	143,536	182,583
Total liabilities	330,796	369,635
Stockholder’s Equity
Common stock - 10,000,000 shares authorized, issued and outstanding	12,903	11,950
Retained earnings	1,968	3,886
Accumulated other comprehensive income (loss)	(7,073)	6,544
Total stockholder’s equity	7,798	22,380
Total liabilities and stockholder’s equity	338,594	392,015
Restatement Impacts [Member]
Investments:
Fixed maturity available-for-sale securities, at fair value (amortized cost: 2023 - $113,321; 2022 - $110,944; allowance for credit losses: 2023 - $37; 2022 - $21)		(35)
Trading securities		(22)
Equity securities		57
Derivative investments	(143)	260
Other investments		(4)
Total investments	(143)	256
Deferred acquisition costs, value of business acquired and deferred sales inducements		1
Other assets	(185)	(754)
Total assets	(328)	(497)
Liabilities
Policyholder account balances		9
Other liabilities	(796)	(986)
Total liabilities	(796)	(977)
Stockholder’s Equity
Retained earnings	468	480
Total stockholder’s equity	468	480
Total liabilities and stockholder’s equity	(328)	(497)
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Investments:
Fixed maturity available-for-sale securities, at fair value (amortized cost: 2023 - $113,321; 2022 - $110,944; allowance for credit losses: 2023 - $37; 2022 - $21)	99,465	117,476
Trading securities	3,446	4,405
Equity securities	427	371
Mortgage loans on real estate, net of allowance for credit losses (portion at fair value: 2023 - $490; 2022 - $487)	18,211	17,893
Policy loans	2,345	2,349
Derivative investments	3,519	5,697
Other investments	3,577	3,445
Total investments	130,990	151,636
Cash and invested cash	2,499	2,331	1,462
Deferred acquisition costs, value of business acquired and deferred sales inducements	13,873	6,231
Reinsurance recoverables, net of allowance for credit losses	23,910	22,755
Accrued investment income	1,234	1,157
Goodwill	1,144	1,778
Other assets	21,080	23,047
Separate account assets	143,536	182,583
Total assets	338,266	391,518
Liabilities
Policyholder account balances	113,972	109,716
Future contract benefits	41,203	40,074
Deferred front-end loads	5,695	399
Payables for collateral on investments	6,638	8,936
Short-term debt	562	1,084
Long-term debt	2,269	2,334
Other liabilities	16,125	23,532
Separate account liabilities	143,536	182,583
Total liabilities	330,000	368,658
Stockholder’s Equity
Common stock - 10,000,000 shares authorized, issued and outstanding	12,903	11,950
Retained earnings	2,436	4,366
Accumulated other comprehensive income (loss)	(7,073)	6,544
Total stockholder’s equity	8,266	22,860
Total liabilities and stockholder’s equity	338,266	391,518
Cumulative Effect, Period of Adoption, Adjustment [Member]
Investments:
Deferred acquisition costs, value of business acquired and deferred sales inducements	(1,610)	5,702
Reinsurance recoverables, net of allowance for credit losses	(2,646)	1,111
Market risk benefit assets	2,807	1,888
Other assets	(1,154)	2,187
Total assets	(2,603)	10,888
Liabilities
Future contract benefits	(2,901)	693
Market risk benefit liabilities	2,078	4,399
Deferred front-end loads	(650)	3,821
Other liabilities	(1,468)	(1,099)
Total liabilities	(2,941)	7,814
Stockholder’s Equity
Retained earnings	(1,022)	(632)
Accumulated other comprehensive income (loss)	1,360	3,706
Total stockholder’s equity	338	3,074	$ 4,822
Total liabilities and stockholder’s equity	$ (2,603)	$ 10,888